Note 15 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options exercised (in shares)	294,238
Aggregate fair value	$ 11,510	$ 11,057
Share-based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	294,238
Aggregate fair value	$ 33,734
Intrinsic value	22,224
Amount of cash received	$ 11,510